Real Estate And Loans Receivable (Pro Forma Consolidated Financial Data) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Real Estate And Loans Receivable [Abstract]
Total revenues	$ 130,470	$ 129,454
Net income	$ 18,026	$ 37,884
Net income per share/unit diluted	$ 0.17	$ 0.47